Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories	24. Inventories

	2019 £m	2018 £m
Raw materials and consumables	1,195	1,122
Work in progress	2,505	2,286
Finished goods	2,247	2,068

	5,947	5,476